Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Common Stock [Abstract]
COMMON STOCK

NOTE 6 – COMMON STOCK

With respect to the issuances of the Common Shares listed below:

1.	see Note 9 under ”Equity Finance Agreements” with respect to sales of Common Shares made to YA Global Master SPV, Ltd. ("YA") pursuant to the SEDA.
2.	where issuances of restricted Common Shares occurred at non-discounted valuations, it is so noted and all such non-discounted valuations were based on the closing price of a Common Share on the relevant date.
3.	where issuances of restricted Common Shares occurred at discounted valuations, it is so noted and all such discounted valuations were calculated using the Finnerty Method based on the closing price of a Common Share on the relevant date less a 17% restricted stock discount for 2014 issuances and an 18% restricted stock discount for 2013 issuances.
4.	where issuances of restricted Common Shares occurred at agreed upon negotiated prices, the sale proceeds or value of services rendered are so noted.

On January 10, 2014, Omagine paid a law firm for legal services rendered by issuing such law firm 34,374 restricted Common Shares at the discounted valuation of $26,248, which value was $10,436 in excess of the $15,812 owed by Omagine to such law firm at that date.

On January 8, 2014 pursuant to the SEDA, Omagine sold 29,687 Common Shares to YA for proceeds of $25,000.

On January 17, 2014 pursuant to the SEDA, Omagine sold 24,912 Common Shares to YA for proceeds of $20,000.

On January 24, 2014 pursuant to the SEDA, Omagine sold 31,705 Common Shares to YA for proceeds of $25,000.

On February 13, 2014, Omagine contributed an aggregate of 73,315 restricted Common Shares at the non-discounted valuation of $76,250 to all eligible employees of the Omagine Inc. 401(k) Plan.

On February 14, 2014 pursuant to the SEDA, Omagine sold 68,493 Common Shares to YA for proceeds of $150,000.

On March 14, 2014, Omagine sold 70,000 restricted Common Shares to a non-U.S. person who is an accredited investor for proceeds of $70,000. This individual owned 200,000 freely tradable Omagine Common Shares prior to this purchase.

This non-U.S person is a family member of the below described Omagine Shareholder who owns approximately 7.4% of the Common Shares outstanding at September 30, 2014.

On March 14, 2014, Omagine paid a finder’s fee to a non-U.S. person (a “non-U.S. Finder”) in connection with the aforementioned sale of 70,000 restricted Common Shares to a non-U.S. person. Such finder’s fee was satisfied by issuing such non-U.S. Finder 3,500 restricted Common Shares at the discounted valuation of $6,101.

On March 21, 2014 pursuant to the SEDA, Omagine sold 13,597 Common Shares to YA for proceeds of $25,000.

On April 11, 2014, Omagine sold 150,000 restricted Common Shares to a non-U.S. person who is an accredited investor for proceeds of $150,000. At September 30, 2014, such non-U.S. person owned 1,195,300 Common Shares or approximately 7.4% of the Common Shares then outstanding and 441,120 Strategic Warrants (See Note 7).

On April 11, 2014, Omagine paid a finder’s fee to a non-U.S. Finder in connection with the aforementioned sale of 150,000 restricted Common Shares to a non-U.S. person. Such finder’s fee was satisfied by issuing such non-U.S. Finder 7,500 restricted Common Shares at the discounted valuation of $10,147.

On April 22, 2014, Omagine issued 85,822 restricted Common Shares to an affiliate of YA in satisfaction of a $150,000 commitment fee due in connection with the 2014 SEDA.

On May 6, 2014 pursuant to the SEDA, Omagine sold 32,270 Common Shares to YA for proceeds of $50,000.

On June 24, 2014, Omagine sold 362,308 restricted Common Shares and issued 1,000,000 Tempest Warrants (See Note 7) to a non-U.S. person who is an accredited investor (the “Non-U.S. Investor”) for proceeds of $422,100.

On June 24, 2014, Omagine paid a finder’s fee to a non-U.S. Finder in connection with the aforementioned sale to the non-U.S. Investor (See Note 7). Such finder’s fee was satisfied by paying such non-U.S. Finder $20,000 in cash and issuing such non-U.S. Finder 15,000 restricted Common Shares at the discounted valuation of $19,920.

On August 15, 2014, the Non-U.S. Investor (See Note 7) transferred 240,000 Tempest Warrants to an affiliate of his which is also a non-U.S. person (the “Non-U.S. Affiliate”) and such Non-U.S. Affiliate exercised such 240,000 Tempest Warrants at an exercise price of $1.40 per Common Share for proceeds to Omagine of $336,000. On August 25, 2014, Omagine paid a finder’s fee of $16,800 to a non-U.S. Finder in connection with such Tempest Warrant exercise.

On September 3, 2014, in exchange for a $3,000 cash settlement payment, the Company cancelled 10,000 restricted Common Shares valued at the non-discounted valuation of $9,020 issued to a consultant for services rendered.

On January 15, 2013, Omagine contributed an aggregate of 55,253 restricted Common Shares at the non-discounted valuation of $76,250 to all eligible employees of the Omagine, Inc. 401(k) Plan.

On February 14, 2013, Omagine sold 100,000 restricted Common Shares to an accredited investor for proceeds of $125,000.

On April 26, 2013 pursuant to the SEDA, Omagine sold 20,613 Common Shares to YA for proceeds of $25,000.

On May 14, 2013 pursuant to the SEDA, Omagine sold 23,436 Common Shares to YA for proceeds of $35,000.

On May 22, 2013 pursuant to the SEDA, Omagine sold 24,446 Common Shares to YA for proceeds of $35,000.

On May 27, 2013, Omagine sold 8,889 restricted Common Shares to an accredited investor for proceeds of $10,000.

On May 31, 2013, Omagine sold 25,000 restricted Common Shares to an accredited investor for proceeds of $25,000.

On June 3, 2013 pursuant to the SEDA, Omagine sold 35,026 Common Shares to YA for proceeds of $50,000.

On July 9, 2013, Omagine sold 10,000 restricted Common Shares to an accredited investor for proceeds of $10,000.

On July 17, 2013 pursuant to the SEDA, Omagine sold 22,762 Common Shares to YA for proceeds of $25,000.

On July 29, 2013, Omagine sold 27,273 restricted Common Shares to an accredited investor for proceeds of $30,000.

On August 30, 2013, Omagine paid a vendor for services rendered and to be rendered by issuing such vendor 30,000 restricted Common Shares at the discounted valuation of $29,520 (See Note 3).

On September 5, 2013, Omagine paid a consultant for services rendered by issuing such consultant 5,000 restricted Common Shares at the non-discounted valuation of $5,330.

On September 11, 2013 pursuant to the SEDA, Omagine sold 9,686 Common Shares to YA for proceeds of $10,000.

On September 19, 2013, Omagine paid a vendor for services rendered by issuing such vendor 10,000 restricted Common Shares at the discounted valuation of $9,020.

On October 15, 2013 pursuant to the SEDA, Omagine sold 10,371 Common Shares to YA for proceeds of $10,000.

On November 26, 2013 pursuant to the SEDA, Omagine sold 16,754 Common Shares to YA for proceeds of $15,000.

On December 18, 2013 pursuant to the SEDA, Omagine sold 18,277 Common Shares to YA for proceeds of $15,000.

On December 24, 2013, Omagine paid a consultant for services rendered by issuing such consultant 19,988 restricted Common Shares at the discounted valuation of $18,189.

NOTE 6 – COMMON STOCK

In January 2012, the Company issued and sold a total of 25,063 shares of Common Stock to YA pursuant to the SEDA for proceeds of $40,000. (See Note 9 under “Equity Financing Agreements”).

In January 2012, the Company issued 1,994 restricted shares of Common Stock to a consultant for services rendered valued at $3,250.

In January 2012, the Company issued 15,000 restricted shares of Common Stock to an investor relations consultant for services rendered valued at $15,000.

In February 2012, the Company issued and sold a total of 17,705 shares of Common Stock to YA pursuant to the SEDA for proceeds of $25,000. (See Note 9 under “Equity Financing Agreements”).

In March 2012, the Company issued and sold a total of 25,712 shares of Common Stock to YA pursuant to the SEDA for proceeds of $25,000.  (See Note 9 under “Equity Financing Agreements”).

In March 2012, pursuant to a rights offering, the Company issued and sold a total of 1,014,032 shares of Common Stock to its shareholders for proceeds of $1,267,540. The Company conducted a rights offering between February 24, 2012 and March 30, 2012 for the sole benefit of its shareholders. The rights offering entitled shareholders to subscribe for up to 3,181,837 shares of the Company’s common stock at a subscription price of $1.25 per share. A total of 1,014,032 shares were subscribed for in the rights offering. Of the $1,267,540 total proceeds from the rights offering, $731,639 of such proceeds (representing 585,311 shares) was collected in cash and $535,901 of such proceeds (representing 428,721 shares) was satisfied through the reduction of debt (including $506,750 of such debt due to Company officers and directors).

In May 2012, the Company issued and contributed an aggregate of 50,834 restricted shares of Common Stock valued at $76,250 to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three such eligible employees are directors of the Company and all three are officers of the Company). The $76,250 valuation is based on the $1.50 closing bid price of the free trading Common Stock on the date of contribution.

On January 16, 2013, the Company issued 107,500 restricted shares of Common Stock to an investor relations consultant for services rendered valued at $163,078. The Company committed to issue such shares on December 14, 2012 and the $163,077 valuation is based on the $1.85 closing bid price of the free trading Common Stock on such commitment date less an 18% restricted stock discount (which was calculated using the Finnerty Method). $11,377 of such $163,077 was expensed as investor relations expense in 2012 and the $151,700 balance was included in prepaid expenses and other current assets at December 31, 2012 and was likewise expensed in 2013 (See Note 3).

On February 20, 2013, the Company issued and sold 100,000 restricted shares of its Common Stock to a non-U.S. corporation for proceeds of $125,000.

On April 30, 2013, the Company issued and contributed an aggregate of 55,253 restricted shares of Common Stock valued at $76,250 to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three such eligible employees are directors of the Company and all three are officers of the Company). The $76,250 valuation is based on the $1.38 closing bid price of the free trading Common Stock on January 15, 2013 (the date of the Board of Directors resolution committing to issue such shares).

In May 2013, the Company issued and sold an aggregate of 33,889 restricted shares of its Common Stock to two investors for proceeds of $35,000.

In May and June 2013, the Company issued and sold a total of 103,521 shares of Common Stock to YA pursuant to the SEDA for proceeds of $145,000 (See Note 9 under “Equity Finance Agreement”).

In July 2013, the Company issued and sold an aggregate of 37,273 restricted shares of its Common Stock to two investors for proceeds of $40,000.

In July 2013, the Company issued and sold a total of 22,762 shares of Common Stock to YA pursuant to the SEDA, for proceeds of $25,000 (See Note 9 under “Equity Financing Agreement”).

In September 2013, the Company issued 10,000 restricted shares of Common Stock to an investor relations consultant for services rendered valued at $9,020, which value was calculated using the Finnerty Method based on a $1.10 bid price of the Company's Common Stock less a 17% discount.

In September 2013, the Company issued and sold a total of 9,686 shares of Common Stock to YA pursuant to the SEDA for proceeds of $10,000 (See Note 9 under “Equity Financing Agreement”).

In September 2013, the Company issued 5,000 restricted shares of Common Stock to a consultant for services rendered valued at $5,330.

On October 8, 2013, the Company issued 30,000 restricted shares of Common Stock valued at $29,520 to an investor relations consultant for 2013 services rendered and 2014 services to be rendered. The Company committed to issue such shares on September 12, 2013 and the $29,520 valuation is based on the $1.20 closing bid price of the Company’s Common Stock on such commitment date less an 17% restricted stock discount (which was calculated using the Finnerty Method). $19,245 of such $29,520 was expensed in 2013 and the $10,275 balance was included in prepaid expenses and other current assets at December 31, 2013 and will be expensed in 2014 (See Note 3).

In October 2013, the Company issued and sold a total of 10,371 shares of Common Stock to YA pursuant to the SEDA, for proceeds of $10,000 (See Note 9 under “Equity Financing Agreement”).

In December 2013, the Company issued and sold a total of 16,754 shares of Common Stock to YA pursuant to the SEDA, for proceeds of $15,000 (See Note 9 under “Equity Financing Agreement”).

In December 2013, the Company issued 19,988 shares of restricted Common Stock to a vendor for services rendered valued at $15,021, which value was calculated using the Finnerty Method based on a $0.91 bid price of the Company’s Common Stock less a 17% restricted stock discount.